COMMITMENTS AND CONTINGENCIES - Additional Information - 10K (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Rental expense	$ 18.6	$ 26.6	$ 19.8